Debt (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Schedule of the Aggregate Principal Amount of Debt Outstanding

The aggregate principal amount of debt outstanding as of June 30, 2024 and December 31, 2023 consisted of the following:

	June 30, 2024	December 31, 2023
Senior secured notes	$2,081	$8,900
Note payable - related parties	2,305	—
	$4,386	$8,900

Schedule of Current and Non Current Debt Obligations Reflected in the Condensed Consolidated Balance Sheets

Current and non-current debt obligations reflected in the condensed consolidated balance sheets as of June 30, 2024 and December 31, 2023 consisted of the following:

	June 30, 2024	December 31, 2023
Current liabilities:
Note payable - related parties	$2,305	$—
Debt, current portion	2,305	—
Non-current liabilities:
Senior secured notes	2,081	8,900
Debt, net of current portion	2,081	8,900
Total Debt	$4,386	$8,900

Schedule of the Significant Unobservable Inputs That Were Included in the Discounted Cash Flow Feature and the Optional Conversion	The following table presents the significant unobservable inputs that were included in the discounted cash flow feature and the optional conversion with De-SPAC feature for the period of January 1, 2024 to March 27, 2024 (the last issuance date):

Significant Unobservable Input	Input Range
Model	Discounted cash flow
Discount rate	29.7% to 31.4%
Model	Optional conversion with De-SPAC
Closing stock price	$9.49 to $10.97
Expected annual volatility	55.0%
Risk free rate	4.2% to 4.4%
Dividend yield	0.0%
Preferred yield	29.7% to 31.4%

Schedule of Senior Secured Notes and the Notes Payable Related Party

As of June 30, 2024, future minimum payments required on the Senior Secured Notes and the Notes Payable – Related Party are as follows:

Year Ending	Amount
2024 (remaining)	$1,576
2025	796
2026	2,081
Total future minimum payments	4,453
Less: imputed interest	(67)
Total Debt	$4,386